FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended 12/31/07
Institutional Investment Manager Filing this Report:
"Hays Advisory, LLC"
"301 Seven Springs Way, Suite 150"
"Brentwood, TN  37027"
Form 13F File Number: 28-10649
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the "report is authorized to submit it, that all information contained herein" "is true, correct and complete, and that it is understood that all" "required items, statements, schedules, lists, and tables, are considered" integral parts of this form.
Person signing this report on behalf of Reporting Manager:
Name:  Wendy Vasquez
Title:  Chief Compliance Officer
Phone:  615-467-6070
"Signature, Place, and Date of Signing:"
"Wendy L. Vasquez, Brentwood, TN  02/04/2008"
Report Type:  13F Holdings Report

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5	ITEM 6			ITEM 7	ITEM 8
					INVESTMENT DISCRETION				VOTING AUTHORITY (SHARES)
ISSUER	CLASS	CUSIP	FAIR MKT VAL	SHARES	(A)	 (B)	( C)	MGR	(A)	(B)	( C)
ADOBE SYS INC COM	COMMON	00724F101	" 75,497 "	"1,806,576"	X				"1,806,576"
AGILENT TECHNOLGIES	COMMON	00846U101	" 55,808 "	"1,552,816"	X				"1,552,816"
ALCON INC COM	COMMON	H01301102	" 58,203 "	"412,903"	X				"412,903"
APACHE CORP COM	COMMON	037411105	220	"1,992"	X				"1,992"
AUTODESK INC COM	COMMON	052769106	"39,601"	"827,779"	X				"827,779"
BUCYRUS INTL INC NEW	COMMON	118759109	"74,755"	"761,409"	X				"761,409"
CAMERON INTERNATIONAL	COMMON	13342B105	"60,749"	"1,165,790"	X				"1,165,790"
CERNER CORP COM	COMMON	156782104	"71,345"	"1,269,266"	X				"1,269,266"
CISCO SYS INC COM	COMMON	17275R102	"55,564"	"2,077,172"	X				"2,077,172"
COCA COLA CO	COMMON	191216100	"67,298"	"1,090,207"	X				"1,090,207"
COMMSCOPE INC. COM	COMMON	203372107	"41,991"	"892,295"	X				"892,295"
CVS CORP COM	COMMON	126650100	227	"6,177"	X				"6,177"
DANAHER CORP SHS BEN	COMMON	235851102	"71,665"	"824,585"	X				"824,585"
EMC CORP MASS COM	COMMON	268648102	"30,652"	"1,714,073"	X				"1,714,073"
GARMIN LTD ORD	COMMON	G37260109	"68,317"	"751,151"	X				"751,151"
GENERAL CABLE CORP DE	COMMON	369300108	"41,428"	"575,793"	X				"575,793"
GENERAL DYNAMICS CORP	COMMON	369550108	"71,847"	"811,831"	X				"811,831"
GOLDMAN SACHS GROUP INC.	COMMON	38141G104	"68,472"	"334,273"	X				"334,273"
HARRIS CORP DEL COM	COMMON	413875105	"67,040"	"1,078,506"	X				"1,078,506"
ITT INDUSTRIES INC	COMMON	450911102	"67,772"	"1,036,748"	X				"1,036,748"
JANUS CAP GROUP INC	COMMON	47102X105	"65,136"	"2,071,755"	X				"2,071,755"
LAM RESH CORP COM	COMMON	512807108	"43,239"	"1,035,170"	X				"1,035,170"
MARATHON OIL CORP COM	COMMON	565849106	"65,258"	"1,054,594"	X				"1,054,594"
MONSANTO CO NEW COM	COMMON	61166W101	"143,527"	"1,186,959"	X				"1,186,959"
NOKIA CORP ADR SP	COMMON	654902204	"61,243"	"1,605,747"	X				"1,605,747"
NVIDIA CORP COM	COMMON	67066G104	"36,074"	"1,101,515"	X				"1,101,515"
ORACLE SYS CORP	COMMON	68389X105	"64,234"	"2,779,507"	X				"2,779,507"
POWERSHARES ETF TRUST	MUTUAL	73935X682	"2,350"	"126,664"	X				"126,664"
POWERSHARES QQQ TRUST	MUTUAL	73935A104	815	"16,100"	X				"16,100"
PRINCIPAL FINL GROUP	COMMON	74251V102	261	"3,843"	X				"3,843"
SCHERING PLOUGH CORP	COMMON	806605101	"51,526"	"1,931,999"	X				"1,931,999"
SCHWAB CHARLES CORP	COMMON	808513105	"70,311"	"2,837,425"	X				"2,837,425"
SOUTHERN COPPER CORP	COMMON	84265V105	"46,219"	"425,006"	X				"425,006"
SPDR TR UNIT SER 1	COMMON	78462F103	451	"3,111"	X				"3,111"
STRYKER CORP COM	COMMON	863667101	"62,742"	"849,821"	X				"849,821"
TEREX CORP NEW COM	COMMON	880779103	"39,802"	"643,104"	X				"643,104"
VARIAN INC COM	COMMON	922206107	"40,444"	"630,758"	X				"630,758"
WATERS CORP COM	COMMON	941848103	"74,665"	"959,834"	X				"959,834"
WESTERN DIGITAL CORP	COMMON	958102105	"38,240"	"1,347,420"	X				"1,347,420"

		TOTAL	"1,994,988"

FORM 13 F
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  39
"Form 13F Information Table Value Total:  1,994,988"
List of Other Included Managers:  None